Staff costs (Details 1) - Number	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Average number of staff employee	21	27	20
Research and Development [Member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	16	22	15
General and Administration [Member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	5	5	5